Debt	12 Months Ended
Dec. 31, 2014
Debt
Debt

4. Debt

Long-term debt comprised the following:

	December 31, 2013		December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Revolving Credit Facility(1)	$ 675,717	$ 675,717	$ 883,428	$ 883,428
Term Loan(1)	—	—	249,375	249,375
71/4% GBP Senior Subordinated Notes due 2014 (the “71/4% Notes”)(2)(3)	247,808	248,117	—	—
63/4% Euro Senior Subordinated Notes due 2018 (the “63/4% Notes”)(2)(3)	350,272	355,071	308,616	309,634
73/4% Senior Subordinated Notes due 2019 (the “73/4% Notes”)(2)(3)	400,000	446,000	400,000	429,000
83/8% Senior Subordinated Notes due 2021 (the “83/8% Notes”)(2)(3)	411,518	444,470	106,030	110,500
61/8% CAD Senior Notes due 2021 (the “CAD Notes”)(2)(4)	187,960	187,960	172,420	175,437
61/8% GBP Senior Notes due 2022 (the “GBP Notes”)(2)(5)	—	—	622,960	639,282
6% Senior Notes due 2023 (the “6% Notes”)(2)(3)	600,000	614,820	600,000	625,500
53/4% Senior Subordinated Notes due 2024 (the “53/4% Notes”)(2)(3)	1,000,000	930,000	1,000,000	1,005,000
Real Estate Mortgages, Capital Leases and Other(6)	298,447	298,447	320,702	320,702
Total Long-term Debt	4,171,722		4,663,531
Less Current Portion	(52,583)		(52,095)
Long-term Debt, Net of Current Portion	$ 4,119,139		$ 4,611,436

(1)

The capital stock or other equity interests of most of our United States subsidiaries, and up to 66% of the capital stock or other equity interests of our first-tier foreign subsidiaries, are pledged to secure these debt instruments, together with all intercompany obligations (including promissory notes) of subsidiaries owed to us or to one of our United States subsidiary guarantors. In addition, Iron Mountain Canada Operations ULC (“Canada Company”) has pledged 66% of the capital stock of its subsidiaries, and all intercompany obligations (including promissory notes) owed to or held by it, to secure the Canadian dollar subfacility under the Revolving Credit Facility (defined below). The fair value (Level 3 of fair value hierarchy described at Note 2.s.) of these debt instruments approximates the carrying value (as borrowings under these debt instruments are based on current variable market interest rates (plus a margin that is subject to change based on our consolidated leverage ratio)), as of December 31, 2013 and 2014, respectively.

(2)	The fair values (Level 1 of fair value hierarchy described at Note 2.s.) of these debt instruments are based on quoted market prices for these notes on December 31, 2013 and 2014, respectively.

(3)

Collectively, the “Parent Notes.” IMI is the direct obligor on the Parent Notes, which are fully and unconditionally guaranteed, on a senior or senior subordinated basis, as the case may be, by substantially all of its direct and indirect 100% owned United States subsidiaries (the “Guarantors”). These guarantees are joint and several obligations of the Guarantors. Canada Company, Iron Mountain Europe PLC (“IME”) and the remainder of our subsidiaries do not guarantee the Parent Notes.

(4)

Canada Company is the direct obligor on the CAD Notes, which are fully and unconditionally guaranteed, on a senior basis, by IMI and the Guarantors. These guarantees are joint and several obligations of IMI and the Guarantors. See Note 5 to Notes to Consolidated Financial Statements.

(5)

IME is the direct obligor on the GBP Notes, which are fully and unconditionally guaranteed, on a senior basis, by IMI and the Guarantors. These guarantees are joint and several obligations of IMI and the Guarantors. See Note 5 to Notes to Consolidated Financial Statements.

(6)

Includes (a) real estate mortgages of $3,704 and $5,107 as of December 31, 2013 and 2014, respectively, which bear interest at approximately 4.5% and are payable in various installments through 2021, (b) capital lease obligations of $255,124 and $241,866 as of December 31, 2013 and 2014, respectively, which bear a weighted average interest rate of 5.8% at both December 31, 2013 and 2014, and (c) other various notes and other obligations, which were assumed by us as a result of certain acquisitions, of $39,619 and $73,729 as of December 31, 2013 and 2014, respectively, and bear a weighted average interest rate of 14.3% and 11.5% as of December 31, 2013 and 2014, respectively. We believe the fair value (Level 3 of fair value hierarchy described at Note 2.s.) of this debt approximates its carrying value.

a.Revolving Credit Facility

On August 7, 2013, we amended our existing credit agreement. The revolving credit facilities (the “Revolving Credit Facility”) under our credit agreement, as amended (the “Credit Agreement”), allow IMI and certain of its United States and foreign subsidiaries to borrow in United States dollars and (subject to sublimits) a variety of other currencies (including Canadian dollars, British pounds sterling, Euros, Brazilian reais and Australian dollars, among other currencies) in an aggregate outstanding amount not to exceed $1,500,000. Additionally, the Credit Agreement included an option to allow us to request additional commitments of up to $500,000, in the form of term loans or through increased commitments under the Revolving Credit Facility. On September 24, 2014, we borrowed an additional $250,000 in the form of a term loan under the Credit Agreement (the “Term Loan”). Commencing on December 31, 2014, the Term Loan will begin amortizing in quarterly installments in an amount equal to $625 per quarter, with the remaining balance due on June 27, 2016. The Term Loan may be prepaid without penalty or premium, in whole or in part, at any time. The Credit Agreement continues to include an option to allow us to request additional commitments of up to $250,000, in the form of term loans or through increased commitments under the Revolving Credit Facility.

The Credit Agreement terminates on June 27, 2016, at which point all obligations become due. IMI and the Guarantors guarantee all obligations under the Credit Agreement, and have pledged the capital stock or other equity interests of most of their United States subsidiaries, up to 66% of the capital stock or other equity interests of their first-tier foreign subsidiaries, and all intercompany obligations (including promissory notes) owed to or held by them to secure the Credit Agreement. In addition, Canada Company has pledged 66% of the capital stock of its subsidiaries, and all intercompany obligations (including promissory notes) owed to or held by it to secure the Canadian dollar subfacility under the Revolving Credit Facility. The interest rate on borrowings under the Credit Agreement varies depending on our choice of interest rate and currency options, plus an applicable margin, which varies based on our consolidated leverage ratio. Additionally, the Credit Agreement requires the payment of a commitment fee on the unused portion of the Revolving Credit Facility, which fee ranges from between 0.3% to 0.5% based on certain financial ratios and fees associated with outstanding letters of credit. As of December 31, 2014, we had $883,428 and $249,375 of outstanding borrowings under the Revolving Credit Facility and the Term Loan, respectively. Of the $883,428 of outstanding borrowings under the Revolving Credit Facility, $680,150 was denominated in United States dollars, 77,200 was denominated in Canadian dollars, 64,250 was denominated in Euros and 71,600 was denominated in Australian dollars. In addition, we also had various outstanding letters of credit totaling $10,403. The remaining amount available for borrowing under the Revolving Credit Facility as of December 31, 2014, based on IMI’s leverage ratio, the last 12 months’ earnings before interest, taxes, depreciation and amortization and rent expense (“EBITDAR”), other adjustments as defined in the Credit Agreement and current external debt, was $606,169 (which amount represents the maximum availability as of such date). The average interest rate in effect under the Credit Agreement was 2.7% as of December 31, 2014. The average interest rate in effect under the Revolving Credit Facility was 2.8% and ranged from 2.3% to 5.1% as of December 31, 2014 and the interest rate in effect under the Term Loan as of December 31, 2014 was 2.4%. For the years ended December 31, 2012, 2013 and 2014, we recorded commitment fees and letter of credit fees of $2,306, $3,167 and $3,322, respectively, based on the unused balances under our revolving credit facilities and outstanding letters of credit. We recorded a charge of $5,544 to other expense (income), net in the third quarter of 2013 related to an amendment of our revolving credit and term loan facilities, representing a write-off of deferred financing costs.

The Credit Agreement, our indentures and other agreements governing our indebtedness contain certain restrictive financial and operating covenants, including covenants that restrict our ability to complete acquisitions, pay cash dividends, incur indebtedness, make investments, sell assets and take certain other corporate actions. The covenants do not contain a rating trigger. Therefore, a change in our debt rating would not trigger a default under the Credit Agreement, our indentures or other agreements governing our indebtedness. The Credit Agreement uses EBITDAR-based calculations as the primary measures of financial performance, including leverage and fixed charge coverage ratios. IMI’s Credit Agreement net total lease adjusted leverage ratio was 5.0 and 5.4 as of December 31, 2013 and 2014, respectively, compared to a maximum allowable ratio of 6.5, and its net secured debt lease adjusted leverage ratio was 2.2 and 2.6 as of December 31, 2013 and 2014, respectively, compared to a maximum allowable ratio of 4.0. IMI’s bond leverage ratio (which is not lease adjusted), per the indentures, was 5.1 and 5.7 as of December 31, 2013 and 2014, respectively, compared to a maximum allowable ratio of 6.5. IMI’s Credit Agreement fixed charge coverage ratio was 2.5 at both December 31, 2013 and 2014 compared to a minimum allowable ratio of 1.5 under the Credit Agreement. Noncompliance with these leverage and fixed charge coverage ratios would have a material adverse effect on our financial condition and liquidity.

b.Notes Issued under Indentures

As of December 31, 2014, we had seven series of senior subordinated or senior notes issued under various indentures, five of which are direct obligations of the parent company, IMI; one (the CAD Notes) is a direct obligation of Canada Company; one (the GBP Notes) is a direct obligation of IME; and all are subordinated to debt outstanding under the Credit Agreement, except the 6% Notes, the CAD Notes and the GBP Notes which are pari passu with the Credit Agreement:

"	255,000 Euro principal amount of notes maturing on October 15, 2018 and bearing interest at a rate of 63/4% per annum, payable semi- annually in arrears on April 15 and October 15;

"	$400,000 principal amount of notes maturing on October 1, 2019 and bearing interest at a rate of 73/4% per annum, payable semi-annually in arrears on April 1 and October 1;

"	$106,250 principal amount of notes maturing on August 15, 2021 and bearing interest at a rate of 83/8% per annum, payable semi-annually in arrears on February 15 and August 15;

"	200,000 CAD principal amount of notes maturing on August 15, 2021 and bearing interest at a rate of 61/8% per annum, payable semi-annually in arrears on February 15 and August 15;

"

400,000 British pounds sterling principal amount of notes maturing on September 15, 2022 and bearing interest at a rate of 61/8% per annum, payable semi-annually in arrears on March 15 and September 15;

"	$600,000 principal amount of notes maturing on August 15, 2023 and bearing interest at a rate of 6% per annum, payable semi-annually in arrears on February 15 and August 15; and

"	$1,000,000 principal amount of notes maturing on August 15, 2024 and bearing interest at a rate of 53/4% per annum, payable semi-annually in arrears on February 15 and August 15.

The Parent Notes, the CAD Notes and the GBP Notes are fully and unconditionally guaranteed, on a senior or senior subordinated basis, as the case may be, by the Guarantors. These guarantees are joint and several obligations of the Guarantors. The remainder of our subsidiaries do not guarantee the Parent Notes, the CAD Notes or the GBP Notes. Additionally, IMI guarantees the CAD Notes and the GBP Notes. Canada Company and IME do not guarantee the Parent Notes.

In August 2012, we redeemed (1) the $320,000 aggregate principal amount outstanding of the 65/8% Senior Subordinated Notes due 2016 at 100% of par, plus accrued and unpaid interest, and (2) the $200,000 aggregate principal amount outstanding of the 83/4% Senior Subordinated Notes due 2018 at 102.9% of par, plus accrued and unpaid interest. We recorded a charge to other expense (income), net of $10,628 related to the early extinguishment of this debt in the third quarter of 2012. This charge consists of the call premium, original issue discounts and deferred financing costs related to this debt.

In August 2013, IMI completed an underwritten public offering of $600,000 in aggregate principal amount of 6% Notes, and Canada Company completed an underwritten public offering of 200,000 CAD in aggregate principal amount of the CAD Notes, both of which were issued at 100% of par (together, the “August 2013 Offerings”). The net proceeds to IMI and Canada Company of $782,307, after paying the underwriters’ discounts and commissions, were used to redeem (1) all of the outstanding 71/2% CAD Senior Subordinated Notes due 2017, (2) all of the outstanding 8% Senior Subordinated Notes due 2018, (3) all of the outstanding 8% Senior Subordinated Notes due 2020, and (4) $137,500 in principal amount of the 83/8% Notes. The remaining net proceeds were used to repay indebtedness under our Revolving Credit Facility. We recorded a charge to other expense (income), net of $38,118 in the third quarter of 2013 related to the early extinguishment of this debt. This charge consists of call and tender premiums, original issue discounts and deferred financing costs related to this debt.

In January 2014, we redeemed the 150,000 British pounds sterling (approximately $248,000) in aggregate principal amount of the 71/4% Notes at 100% of par, plus accrued and unpaid interest, utilizing borrowings under our Revolving Credit Facility and cash on-hand.

In September 2014, IME completed a private offering of 400,000 British pounds sterling in aggregate principal amount of the GBP Notes, which were issued at 100% of par. The net proceeds to IME of 394,000 British pounds sterling (approximately $642,000 based on an exchange rate of 1.63), after paying the initial purchasers’ commissions and expenses, were used to repay amounts outstanding under our Revolving Credit Facility and for general corporate purposes.

In December 2014, we redeemed $306,000 aggregate principal outstanding of our 83/8% Notes at 104.188% of par, plus accrued and unpaid interest, utilizing borrowings under our Revolving Credit Facility. We recorded a charge to other expense (income), net of $16,495 related to the early extinguishment of this debt in the fourth quarter of 2014 representing the call premium associated with the early redemption, as well as a write-off of original issue discounts and deferred financing costs related to this debt.

Each of the indentures for the notes provides that we may redeem the outstanding notes, in whole or in part, upon satisfaction of certain terms and conditions. In any redemption, we are also required to pay all accrued but unpaid interest on the outstanding notes.

The following table presents the various redemption dates and prices of the senior or senior subordinated notes. The redemption dates reflect the date at or after which the notes may be redeemed at our option at a premium redemption price. After these dates, the notes may be redeemed at 100% of face value:

Redemption Date	63/4% Notes October 15,	73/4% Notes October 1,	83/8% Notes August 15,	CAD Notes August 15,	GBP Notes September 15,	6% Notes August 15,	53/4% Notes August 15,
2014	100.000%	—	104.188%	—	—	—	—
2015	100.000%	103.875%(1)	102.792%	—	—	—	—
2016	100.000%	101.938%	101.396%	—	—	—	—
2017	100.000%	100.000%	100.000%	103.063%(1)	104.594%(1)	—	102.875%(1)
2018	100.000%	100.000%	100.000%	101.531%	103.063%	103.000%(1)	101.917%
2019	—	100.000%	100.000%	100.000%	101.531%	102.000%	100.958%
2020	—	—	100.000%	100.000%	100.000%	101.000%	100.000%
2021	—	—	100.000%	100.000%	100.000%	100.000%	100.000%
2022	—	—	—	—	100.000%	100.000%	100.000%
2023	—	—	—	—	—	100.000%	100.000%
2024	—	—	—	—	—	—	100.000%

(1)	Prior to this date, the relevant notes are redeemable, at our option, in whole or in part, at a specified make-whole price.

Each of the indentures for the notes provides that we must repurchase, at the option of the holders, the notes at 101% of their principal amount, plus accrued and unpaid interest, upon the occurrence of a “Change of Control,” which is defined in each respective indenture. Except for required repurchases upon the occurrence of a Change of Control or in the event of certain asset sales, each as described in the respective indenture, we are not required to make sinking fund or redemption payments with respect to any of the notes.

Maturities of long-term debt are as follows:

Year	Amount
2015	$ 52,095
2016	1,178,272
2017	72,629
2018	340,823
2019	422,803
Thereafter	2,598,147
4,664,769
Net Premiums (Discounts)	(1,238)
Total Long-term Debt (including current portion)	$ 4,663,531